As filed with the Securities and Exchange Commission on February 7, 1996
                                                         Registration No. _____
                                                            ICA No. ___________
_______________________________________________________________________________


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

                  Pre-Effective Amendment No.                             [ ]

                  Post-Effective Amendment No.                            [ ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

                  Amendment No.                                           [ ]

                       (Check appropriate box or boxes)

                              AMERINDO FUNDS INC.
              (Exact Name of Registrant as Specified in Charter)

                            c/o Amerindo Funds Inc.
                   399 Park Avenue, New York, New York 10022
              (Address of Principal Executive Offices) (Zip Code)
      Registrant's Telephone Number, including Area Code: (212) 371-6360

                               Charles B. Young
                              Amerindo Funds Inc.
                                399 Park Avenue
                           New York, New York 10022
                    (Name and Address of Agent for Service)

               Copy to:         MICHAEL R. ROSELLA, Esq.
                                Battle Fowler LLP
                                75 East 55th Street
                                New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:  (check appropriate box)

           [ ]    immediately upon filing pursuant to paragraph (b)
           [ ]    on (date) pursuant to paragraph (b)
           [ ]    60 days after filing pursuant to paragraph (a)
           [ ]    on (date) pursuant to paragraph (a) of Rule 485
           [ ]    75 days after filing pursuant to paragraph (a)(2)
           [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant declares that an indefinite amount of its shares of beneficial interest is being registered by this Registration Statement pursuant to
Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may declare.

338469.1

                             AMERINDO FUNDS INC.
                     Registration Statement on Form N-1A

                           ________________________

                           CROSS REFERENCE SHEET -
                           Pursuant to Rule 404(c)
                           ________________________


Part A
Item No.                                Prospectus Heading

 1.   Cover Page...................     Cover Page

 2.   Synopsis.....................     Prospectus Summary; Expense Summary

 3.   Condensed Financial
      Information..................     Not Applicable

 4.   General Description of
      Registrant...................     Cover Page; Investment Objective and
                                        Policies; Additional Investment
                                        Information and Risk Factors

 5.   Management of the Fund.......     Management of the Fund
 5a.  Management's Discussion
       of the Fund.................     Management of the Fund

 6.   Capital Stock and Other
      Securities...................     Purchases of Shares; Reduction or
                                        Elimination of Sales Loads; Redemption
                                        of Shares; Description of Common Stock

 7.   Purchase of Securities
      Being Offered................     Purchases of Shares; Description of
                                        Common Stock

 8.   Redemption or Repurchase.....     Redemption of Shares

 9.   Legal Proceedings............     Not Applicable


                                      -2-
338469.1

Part B
Item No.                                Caption in Statement of Additional
                                        Information

10.   Cover Page...................     Cover Page

11.   Table of Contents............     Table of Contents

12.   General Information and
      History......................     The Fund; Management of the Fund;
                                        Description of Common Stock

13.   Investment Objectives and
      Policies.....................     Investment Objective, Policies and
                                        Restrictions

14.   Management of the Fund.......     Management of the Fund

15.   Control Persons and
      Principal Holders of
      Securities...................     Management of the Fund

16.   Investment Advisory and
      Other Services...............     Management of the Fund; Purchase and
                                        Redemption; Counsel and Independent
                                        Auditors

17.   Brokerage Allocation.........     Brokerage and Portfolio Turnover

18.   Capital Stock and Other
      Securities...................     Description of Common Stock

19.   Purchase, Redemption and
      Pricing of Securities
      Being Offered................     Purchase and Redemption; Net Asset Value

20.   Tax Status...................     Taxes

21.   Underwriters.................     Management of the Fund

22.   Calculations of Yield
      Quotations of Money Market
      Funds........................     Not Applicable

23.   Financial Statements.........     Financial Statements (To be filed by
                                        Amendment)


                                      -3-
338469.1

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This is not a prospectus and shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                 Subject to Completion Dated February 7, 1996

_______________________________________________________________________________

PROSPECTUS                                                      [      ], 1996
                           AMERINDO TECHNOLOGY FUND
                          399 Park Avenue, 18th Floor
                           New York, New York 10022

_______________________________________________________________________________


     Amerindo Technology Fund (the "Fund"), a non-diversified, open-end, management investment company, is a series of Amerindo Funds Inc. The Fund's investment objective is to seek long-term capital appreciation by investing at least 65% of its assets (although the Fund intends, as a non-fundamental policy, to invest at least 80% of its assets) in the common stocks of companies with business operations in the technology, technology-related and science industries. Current income is incidental to the Fund's investment objective. The technology, technology-related and science industries have exhibited and continue to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, hospital supply and medical devices, biotechnology, and environmental services. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in seeking long-term capital appreciation. The Fund should not be used as a trading vehicle. See "Investment Objective" herein.

     The Fund offers three classes of shares to investors--Class A, Class C and Class D shares (collectively "Classes", or each individually, a "Class"). Class A shares are sold subject to an initial sales load of up to 3.00%. Class C and Class D shares are sold without an initial sales load. The Fund, on behalf of each Class, has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, Class A and Class D pay a servicing fee equal to 0.25% of their respective average daily net assets and Class C pays distribution and servicing fees equal to 0.50% of its average daily net assets. The minimum initial investment for the Classes is as follows: $5,000 for Class A, $50,000 for Class C and $500,000 for Class D. The minimum subsequent investment is as follows: Class A, $500, Class C, $5,000 and Class D, $50,000.

     Shareholders in each class may be subject to a 1.00% redemption fee for redeeming shares held less than three years. The redemption fee is assessed against the net assets redeemed and is retained by the Fund. See "Redemption of Shares".

     The Fund will pay Amerindo Investment Advisors Inc., the Fund's investment adviser (the "Adviser"), a monthly advisory fee at the annual rate of 1.50% of each Class' average daily net assets. This fee is higher than the fee paid by most other mutual funds, however, the Board of Directors believes it to be reasonable in light of the advisory services the Fund receives thereunder.

     This Prospectus sets forth concisely the information about the Fund and each Class that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund, including additional information concerning risk factors relating to an investment in the Fund, has been filed with the Securities and Exchange Commission in a Statement of Additional Information for the Fund, dated [ ], 1996. This information is incorporated by reference and is available without charge upon request from Furman Selz LLC (the "Distributor"), 237 Park Avenue, New York, New York 10017.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
      AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
       THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
          ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                    TO THE CONTRARY IS A CRIMINAL OFFENSE.

_______________________________________________________________________________


336637.5

                                                         PROSPECTUS SUMMARY

The following summary is qualified in its entirety by the more detailed information appearing in this Prospectus.

The Fund. Amerindo Technology Fund, a non-diversified, open-end, management investment company, is a series of Amerindo Funds Inc. The Fund offers three classes of shares to investors--Class A, Class C and Class D shares.

Investment Objective. The Fund's investment objective is to seek long-term capital appreciation by investing at least 65% of its assets (although the Fund intends, as a non-fundamental policy, to invest at least 80% of its assets) in the common stocks of companies with business operations in the technology, technology-related and science industries. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, hospital supply and medical devices, biotechnology, and environmental services. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in seeking long-term capital appreciation. Current income is incidental to the Fund's investment objective. See "Investment Objective".

Management and Fees. The Fund will pay Amerindo Investment Advisors Inc., the Fund's Adviser, a monthly advisory fee at the annual rate of 1.50% of each Class' average daily net assets. This fee is higher than the fee paid by most other mutual funds, however, the Board of Directors believes it to be reasonable in light of the advisory services the Fund receives thereunder. Furman Selz LLC serves as both the Fund's Administrator and Distributor. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator an annual fee paid monthly equal to _________. The Fund, on behalf of each Class, has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, Class A and Class D pay a servicing fee equal to 0.25% of their respective average daily net assets and Class C pays distribution and servicing fees equal to 0.50% of its average daily net assets. See "Distribution and Service Plan".

How to Purchase Shares. Shares of the Fund may be purchased at the net asset value per share next determined after receipt of an order by the Fund's Distributor or transfer agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. Class A shares are sold subject to an initial sales load of up to 3.00%. Class C and Class D shares are sold without an initial sales load. The minimum initial investment for the Classes is as follows: $5,000 for Class A, $50,000 for Class C and $500,000 for Class D. The minimum subsequent investment is $500 for Class A, $5,000 for Class C and $50,000 for Class D. See "Purchase of Shares".

How to Sell Shares. Shares of the Fund may be redeemed by a shareholder at any time at the net asset value per share next determined after the redemption request is received by the Fund's Distributor or transfer agent in proper order. Shareholders in each Class may be subject to a 1.00% fee on the redemption of shares held for less than three years. These redemption fees are assessed against net assets and will be retained by the Fund. See "Redemption of Shares".

Dividends and Reinvestment. Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless a shareholder elects otherwise, be paid on the payment date in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. Shareholders may change this election by notifying their shareholder servicing agent or broker-dealer in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The Fund, however, currently intends to pay dividends and capital gains distributions, if any, at least on an annual basis. See "Dividends and Distributions".

Risk Factors. Investors should consider the risks of investing in the technology, technology-related and science industries, smaller capitalized companies, and foreign securities. Companies in rapidly changing fields of science and technology face special risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries. Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. See "Additional Investment Information and Risk Factors". The Fund should not be used as a trading vehicle.

                                      -2-
336637.5



                                EXPENSE SUMMARY

Investor Transaction Expenses

                                                                Class A           Class C           Class D


Maximum Sales
Load Imposed on
Purchases (as a
percentage of the
offering price)                                                  3.00%              NONE              NONE
Redemption Fees                                                  1.00%              1.00%             1.00%
Estimated Annual Operating Expenses
(as a percentage of average net assets)

Management Fees                                                  1.50%             1.50%             1.50%
12b-1 Fees                                                       0.25%             0.50%*            0.25%
Other Expenses                                                   ----%             ----%             ----%
Administration Fees                             ----%

Operating Expenses                              ----%

Total Estimated Annual
 Operating Expenses                                              ----%             ----%             ----%

Example: An investor of each Class would pay the following expenses on a $1,000 investment in the Class assuming a 5% annual return reinvested in such Class and redemption at the end of each time period:

                           Year 1          Year 3

      Class A               $__             $__
      Class C               $__             $__
      Class D               $__             $__


_______________________________________________________________________________

The purpose of the expense table provided above is to assist investors in understanding the various costs and expenses that an investor will bear directly or indirectly. For a further discussion of these fees see "Management of the Fund." The Adviser, Administrator and the Distributor may voluntarily waive all or a portion of their respective Management Fee, Administrative Fee or 12b-1 fees. The expenses reflected above are estimates of the expenses each Class will incur during its first fiscal year based on approximately $ of initial net assets of each Class. The "Example" set forth above should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

_______________________________________________________________________________


-------------------
* As a result of the asset-based sales charge, long-term shareholders of the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. Includes an annual distribution fee of 0.25% and an annual service fee of 0.25% of the average daily net assets of Class C shares.

                                      -3-
336637.5

                       INVESTMENT OBJECTIVE AND POLICIES


Investment Objective

The Fund's investment objective is to seek long-term capital appreciation by investing at least 65% of its assets (although the Fund intends, as a non-fundamental policy, to invest at least 80% of its assets) in the common stocks of companies with business operations in the technology, technology-related and science industries. Current income is incidental to the Fund's investment objective. The investment objective is fundamental to the Fund and may not be changed without shareholder approval. There can be no assurance that the Fund's investment objective will be achieved.

This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a fund seeking long-term capital appreciation. Investors should consider their investment goals, their time horizon for achieving them, and their tolerance for risks before investing in the Fund. If you seek an aggressive approach to capital growth and can accept the above average level of price fluctuations that this Fund is expected to experience, this Fund could be an appropriate part of your overall investment strategy. The Fund should not be used as a trading vehicle.

The Adviser believes that because of rapid advances in science and technology, an investment in companies with business operations in these industries will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, hospital supply and medical devices, biotechnology, and environmental services. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.

The technology and science industries have exhibited and continue to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The expansion of technology and technology-related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. The Adviser's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects. The Adviser anticipates that a majority of the Fund's holdings will be invested in the stocks of companies which are purchased during their initial public offerings.

Permitted Investments

Although the Fund will primarily invest in common stocks issued by U.S. companies, the Fund also may invest in other types of securities such as convertible stocks, preferred stocks, bonds and warrants, as well as in foreign securities, when the investment in such securities is considered consistent with the Fund's investment objective by the Adviser.

The Fund will not invest more than 20% of its total assets in convertible stocks, preferred stocks, bonds and warrants. The bonds in which the Fund may invest are not required to be rated by a recognized rating agency. As a matter of policy, however, the Fund will invest only in "investment grade" debt securities (i.e., rated within the four highest ratings categories by a nationally recognized statistical rating organization, e.g., BBB by Standard

                                      -4-
336637.5

& Poor's Corporation ("S&P"), Baa by Moody's Investor Services Inc. ("Moody's"), BBB by Fitch Investors Services, Inc., or BBB by Duff & Phelps Credit Rating Co.) or, in the case of unrated securities, debt securities that are, in the opinion of the Adviser, of equivalent quality to "investment grade" securities. In addition, the Fund, without limitation, will not necessarily dispose of any securities that fall below investment-grade based upon the Adviser's determination as to whether retention of such a security is consistent with the Fund's investment objective.

The Fund will not invest more than 20% of its assets in foreign securities. However, by investing a portion of its assets in foreign securities, the Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Adviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. International diversification reduces the effect that events in any one country will have on the Fund's entire investment portfolio. On the other hand, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

The Fund's portfolio turnover rate will be influenced by the Fund's investment objective, other investment policies, and the need to meet redemptions. While the rate of portfolio turnover will not be a limiting factor when the Adviser deems changes appropriate, it is anticipated that given the Fund's investment objective, its annual portfolio turnover should not generally exceed 50%. (A portfolio turnover rate of 50% would occur, for example, if all of the stocks in the Fund were replaced over a period of two years.)

The Fund's investment policies, unlike its investment objective, are not fundamental and may be changed by the Board of Directors without shareholder approval. If a percentage limitation is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's securities will not be considered a violation of the Fund's policies or restrictions.


              ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

The Technology and Science Industries. Companies in the rapidly changing fields of science and technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the technology, technology-related and science industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology, technology-related and science industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, companies in these industries may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

Smaller Capitalized Companies. The Adviser believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent that the Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.


                                      -5-
336637.5

Foreign Securities. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that the Fund's foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid, and their prices are more volatile, than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon and may involve a risk of loss to the Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of expropriation or confiscatory taxation (in which the Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Fund, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the U.S.

Foreign Currency. Investments in foreign securities will usually be denominated in foreign currency, and the Fund may temporarily hold funds in foreign currencies. The value of the Fund's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. The Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flow and numerous other factors, including, in some countries, local governmental intervention).

Borrowing. The Fund may from time to time borrow money from banks for temporary, extraordinary or emergency purposes. Such borrowing will not exceed 5% of the Fund's total assets and will be made at prevailing interest rates.

Illiquid Securities. The Fund may invest up to 15% (currently 10%, subject to changes in certain state securities regulations) of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable) and other securities that are not readily marketable, such as repurchase agreements of more than one week's duration, provided, however, that any illiquid securities purchased by the Fund will have been registered under the Securities Act of 1933 (the "1933 Act"). The Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Short Sales. The Fund may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable

                                      -6-
336637.5
without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

Temporary Investments. When the Adviser believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. The Fund's investments in foreign short-term instruments will be limited to those that, in the opinion of the Adviser, equate generally to the standards established for U.S. short-term instruments.

Repurchase Agreements. The Fund's portfolio position in cash or cash-equivalents may include entering into repurchase agreements. A repurchase agreement is an instrument under which an investor purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. The Fund requires continual maintenance by the Fund's custodian of the market value of underlying collateral in amounts equal to, or in excess of, the value of the repurchase agreement including the agreed upon interest. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case the Fund will be subject to risks associated with changes in the market value of the collateral securities. The Fund intends to limit repurchase agreements to transactions with institutions believed by the Adviser to present minimal credit risk. Repurchase agreements may be considered to be loans under the Investment Company Act of 1940.

Non-Diversified Status. Because the Fund is "non-diversified", more of the Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of Fund shares more susceptible to certain risks than shares of a diversified mutual fund. The Fund intends to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Fund will diversify its assets so that, at the close of each quarter of its taxable year: (a) at least 50% of the total value of its assets is represented by cash and cash items, government securities and other securities with respect to which the Fund will not invest more than 5% of its total assets, at market value, in the securities of any one issuer or more than 10% of the outstanding voting securities of any one issuer and (b) not more than 25% of the total value of its assets is invested in securities of any one issuer or of any two or more issuers controlled by the Fund, which, pursuant to the regulations under such Code, may be deemed to be engaged in the same, similar or related trades or businesses. Changes in the market value of securities in the Fund's portfolio generally will not cause the Fund to cease to qualify as a regulated investment company unless any failure to satisfy these restrictions exists immediately after the acquisition of any security or other property and is wholly or partly the result of such acquisition.

Brokerage and Execution Policies. The Adviser is responsible for the selection of broker-dealers and the negotiation of any brokerage commission rates paid by the Fund. The Adviser's primary consideration in effecting a security transaction will be execution at the most favorable price. In the over-the-counter markets, where a majority of the portfolio securities are expected to be traded, orders are placed with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable. In selecting a broker-dealer to execute exchange-traded securities, the Adviser will also consider the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order, the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis, as well as other factors such as the broker-dealer's ability to engage in transactions in securities of issuers which are thinly traded. The Adviser does

                                      -7-
336637.5
not intend to employ a broker-dealer whose commission rates fall outside of the prevailing ranges of execution costs charged by other broker-dealers offering similar services.

Except as noted above, the foregoing investment policies are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of outstanding voting securities of the Fund. A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information.


                            INVESTMENT RESTRICTIONS

As a non-diversified investment company, 50% of the assets of the Fund are subject to the following limitations: (a) it may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) it may not own more than 10% of the outstanding voting securities of any one issuer. The classification of the Fund as a diversified investment company is a fundamental policy of the Fund and may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. As used in this Prospectus, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at the meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

The Fund operates under certain investment restrictions which are deemed fundamental policies of the Fund and may be changed only with the approval of the holders of a majority of Fund's outstanding shares. In addition to other restrictions listed in the Statement of Additional Information, the Fund may not (except where specified):

          (i) invest more than 15% (currently 10%, subject to certain states' securities regulations) of the market value of the Fund's net assets in illiquid investments (as defined herein under "Illiquid Securities") and including foreign securities and bank participation interests for which a readily available market does not exist;

          (ii) purchase securities on margin or borrow money, except (a) from banks for extraordinary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of the Fund less its liabilities (not including the amount borrowed) at the time of the borrowing, and further provided that 300% asset coverage is maintained at all times;

          (iii) purchase securities while borrowings exceed 5% of its total assets;

          (iv) mortgage, pledge or hypothecate any assets except that the Fund may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph (ii) above. However, although not a fundamental policy of the Fund, as a matter of operating policy in order to comply with certain state statutes, the Fund will not pledge its assets in excess of an amount equal to 15% of net assets; or

          (v) lend portfolio securities of value exceeding in the aggregate one-third of the market value of the Fund's total assets less liabilities other than obligations created by these transactions.

                            MANAGEMENT OF THE FUND

Adviser. Amerindo Investment Advisors Inc. (the "Adviser"), a registered investment adviser, is a California corporation with offices located at One Embarcadero, Suite 2300, San Francisco, California 94111 and 399 Park

                                      -8-
336637.5

Avenue, New York, New York 10022. The Adviser, an emerging growth stock manager specializing in the technology and healthcare sectors, has been retained by the Board of Directors as the investment adviser for the Fund pursuant to an Investment Advisory Agreement entered into by the Fund on behalf of each Class. The Adviser had assets under management of approximately $2.3 billion at December 31, 1995. The Adviser, however, has not managed the assets of an investment company prior to the Fund. The Adviser supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. The Fund's Annual Report to Shareholders will contain information regarding the Fund's performance and will be provided, without charge, upon request. Subject to the supervision of the Fund's Board of Directors, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments.

The following persons will be primarily responsible for the day-to-day management of the Fund's portfolio.

Alberto W. Vilar, 54, began his career with Citibank N.A. in New York in 1964 and worked there as an International Credit Officer until 1967. From 1967 to 1971, he served as Vice President, Portfolio Manager and Manager of the Investment Management Division of Drexel Burnham Lambert in New York. From 1971 to 1973, he served as Executive Vice President, Portfolio Manager and Director of Equity Strategy at M.D. Sass Investor Services in New York. In 1973, he became Vice President and Portfolio Manager of Endowment Management & Research Corporation in Boston. From 1977 to 1979, he served as Senior Vice President, Director of Research, Chief Investment Strategist and Partnership Manager of the Boston Company in Boston. He founded the predecessors of Amerindo Investment Advisors (U.K.) Limited and Amerindo Investment Advisors, Inc. (Panama) in 1979 and has served since then as a Principal Portfolio Manager. Mr. Vilar holds the degrees of B.A. in Economics from Washington & Jefferson College and an M.B.A. from Iona College, and he completed the Doctoral Studies Program in Economics at New York University. Mr. Vilar has been a Chartered Financial Analyst since 1975.

Gary A. Tanaka, 51, served as a Portfolio Manager for Crocker Bank in San Francisco from 1971 to 1977, and as a Partnership Manager for Crocker Investment Management Corp. in San Francisco from 1978 to 1980. From 1975 to 1980, he also served as a Consultant to Andron Cechettini & Associates in San Francisco. In 1980, he joined the predecessors of Amerindo Investment Advisors (U.K.) Limited and Amerindo Investment Advisors, Inc. (Panama) as a Principal Portfolio Manager. Dr. Tanaka holds the degrees of B.S. in Mathematics from Massachusetts Institute of Technology and Ph.D. in Applied Mathematics from Imperial College, University of London.

Ralph H. Cechettini, 54, was a Vice President, Portfolio Manager and Partner of Shuman, Agnew & Company from 1970 until 1976. In 1976, Mr. Cechettini founded the firm, Cechettini & Company, where he remained until 1979. In 1979, he started the firm of Andron Cechettini & Associates, Inc., where he was President and Chief Executive Officer until 1989. In 1989, Mr. Cechettini founded R.H. Cechettini & Associates, an investment adviser firm. In 1991, Mr. Cechettini affiliated with Amerindo as a Portfolio Manager and Senior Analyst. Mr. Cechettini holds a B.S. degree in Business from the University of San Francisco.

Adviser's Fees. Pursuant to the terms of the Investment Advisory Agreement, the Fund will pay monthly advisory fees equal to 1.50% of each Class' annual average daily net assets. This fee is higher than the fee paid by most other mutual funds, however, the Board of Directors believes it to be reasonable in light of the advisory services the Fund receives thereunder. Any portion of the advisory fees received by the Adviser may be used by the Adviser to provide investor and administrative services and for distribution of Fund shares. The Adviser may voluntarily waive a portion of its fee or assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors in the Fund. See "Expense Limitation" in the Statement of Additional Information.


                                      -9-
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



Administrator. The Administrator for the Fund is Furman Selz LLC (the "Administrator"), which has its principal office at 230 Park Avenue, New York, New York 10169, and is primarily an institutional brokerage whose activities include membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges, investment banking activities with offices in New York and San Francisco, and mutual fund administrative activities with approximately $20 billion under administration for numerous mutual funds.

The Administrator and its affiliate, Furman Selz Capital Management, Inc., serves as a investment adviser to numerous individual and institutional accounts. The Administrator also serves as administrator and distributor of other mutual funds. The Fund may invest in these funds or in any other fund which may in the future be affiliated with the Administrator or any of its affiliates.

Pursuant to an Administrative Services Agreement with the Fund, the Administrator provides all administrative services necessary for the Fund, other than those provided by the Adviser, subject to the supervision of the Fund's Board of Directors. The Adviser and the Administrator will provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Adviser or the Administrator or their affiliates.

Administrator's Fees. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator an annual fee paid monthly equal to . The Administrator may voluntarily waive a portion of its fee. For additional information, see "Custodian, Transfer Agent and Dividend Agent."

Both the Investment Advisory Agreement and the Administrative Services Agreement is terminable by the Board of Directors of the Fund, the Adviser or the Administrator, respectively, on sixty days' written notice and terminate automatically in the event of an "assignment" as defined by the Investment Company Act. Each Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Fund's Board of Directors for one-year periods thereafter. Each Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or the Administrator, respectively, or reckless disregard of its obligations thereunder, the Adviser or the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distributor. Pursuant to the Distribution Agreement entered into with the Fund, Furman Selz LLC (the "Distributor") will serve as the exclusive distributor of the Fund's shares. The Distributor pays the promotional and advertising expenses related to the distribution of the Fund's shares and for the printing of all Fund prospectuses used in connection with the distribution and sale of Fund shares. See "Management of Fund" in the Statement of Additional Information.

Expenses. The Fund is responsible for payment of its expenses, including the following expenses, without limitation: fees payable to the Adviser, Administrator, Custodian, Transfer Agent and Dividend Agent; brokerage and commission expenses; Federal, state or local taxes, including issuance and transfer taxes incurred by or levied on them; commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; interest charges on borrowings; telecommunications expenses; recurring and nonrecurring legal and auditing expenses; costs of organizing and maintaining the Fund's existence as a corporation; compensation, including directors' fees, of any directors, officers or employees who are not the officers of the Adviser, the Administrator or their affiliates; costs of other personnel providing administrative and clerical services; costs of shareholders' services and costs of shareholders' reports, proxy solicitations, and corporate meetings; fees and expenses of registering the Fund's shares under the appropriate federal securities laws and of qualifying its shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or amendments to, those registrations and qualifications; and expenses of preparing, printing and delivering the Prospectus to existing investors and of printing investor application forms for investor accounts. The Adviser and the Administrator have each agreed to a reduction in the amounts payable to it and to reimburse the Fund, as necessary, if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions.

                                     -10-
336637.5

                              PURCHASE OF SHARES

Initial Investments by Wire. Subject to acceptance by the Distributor, shares of the Fund may be purchased by wiring federal funds (subject to each Class' minimum investment) to (see instructions below). The minimum initial investment in the Fund varies for each Class. The minimum initial investments are as follows: $5,000 for Class A, $50,000 for Class C and $500,000 for Class
D. A completed Account Application should be forwarded to the Fund's Distributor at the address noted below under "Initial Investments by Mail" in advance of the wire. Notification must be given to the Fund's Distributor at 1-800- - prior to 4:15 p.m., New York time, of the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired through the Federal Reserve Bank of New York to:


                                   ______________
                                   ______________
                                   ______________
                                   ABA#
                                   Account #
                                   F/B/O Amerindo Technology Fund
                                   Ref. (Class)

Federal fund purchases will be accepted only on a day on which the Fund, the Distributor and the custodian bank are open for business.

Initial Investments by Mail. Subject to acceptance by the Fund's Distributor, an account may be opened by completing and signing an Account Application and mailing it to the Fund's Distributor at the address noted blow, together with a check (subject to each Class' minimum investment) payable to The Amerindo Technology Fund:

                                   Amerindo Technology Fund
                                   237 Park Avenue
                                   New York, New York 10017

The minimum initial investment in the Fund varies for each Class. The minimum initial investments are as follows: $5,000 for Class A, $50,000 for Class C and $500,000 for Class D. The Class to be purchased should be designated on the Account Application. Subject to acceptance by the Fund's Distributor, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of the Fund next determined after receipt. Such payment need not be converted into federal funds (monies credited to the Fund's custodian bank by a Federal Reserve Bank) before acceptance by the Fund's Distributor.

Additional Investments. Additional investments may be made at any time (subject to each Class' minimum subsequent investment of $500 for Class A, $5,000 for Class C and $50,000 for Class D) by purchasing shares of the Fund at net asset value by mailing a check to the Distributor at the address noted under "Initial Investments by Mail" (payable to Amerindo Technology Fund) or by wiring monies to the custodian bank as outlined above. Notification must be given to the Fund's Distributor at 1-800- - prior to 4:15 p.m., New York time, of the wire date.

Other Purchase Information. Investors may open accounts in the Fund only through the exclusive Distributor for the Fund. Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of Fund shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.


                                     -11-
336637.5

The purchase price paid for shares of each Class is the current public offering price, that is, the next determined net asset value of the shares after the order is placed plus any applicable sales charge with respect to Class A shares only. See "Net Asset Value" herein. The sales load is a one-time charge paid at the time of purchase of shares, most of which ordinarily goes to the investor's broker-dealer to compensate him for the services provided the investor. Class A shares of the Fund are sold on a continuous basis with a maximum front-end sales charge of 3.00% of the net asset value per share. Class C and Class D shares are sold without a front-end sales charge. Volume discounts are provided for both initial purchase, as well as for additional purchases of Class A shares of the Fund. See "Reduction or Elimination of Sales Loads" herein. The Fund reserves the right to reject any subscription for shares of any of its Classes. In addition, the Fund does not intend to issue certificates.

The Fund must receive an order and payment by the close of business for the purchase to be effective and dividends to be earned on the same day. If funds are received after the close of business, the purchase will become effective and dividends will be earned on the next business day. Purchases made by check will be invested and begin earning income on the next business day after the check is received.

Shares of the Fund may be purchased in exchange for securities which are permissible investments of the Fund, subject to the Adviser's determination that the securities are acceptable. Securities accepted in exchange will be valued at the mean between their bid and asked quotations. In addition, securities accepted in exchange will be liquid securities that are not restricted as to transfer and will have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on NASDAQ, the American Stock Exchange or the New York Stock Exchange, or on the basis of prices provided by a pricing service. The Fund and the Adviser reserve the right to reject any such purchase order. Shareholders will bear any costs associated with a purchase of Fund shares through such an exchange.

All purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places.

Shares of the Fund may also be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others ("Shareholder Organizations"). Investors purchasing and redeeming shares of the Fund through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Fund does not pay to or receive compensation from Shareholder Organizations for the sale of the Fund's shares.

The Fund has available a form of Individual Retirement Account ("IRA") which may be obtained from the Fund's Distributor that permits the IRA to invest in the Fund. The minimum investment for all such retirement plans is $500 for Class A, $5,000 for Class C and $50,000 for Class D. Investors desiring information regarding investments through IRAs should write or telephone the Fund's Distributor.


                         FOR CLASS A SHAREHOLDERS ONLY
                    REDUCTION OR ELIMINATION OF SALES LOADS

Volume Discounts. Volume discounts are provided if the total amount being invested in Class A shares of the Fund reach the levels indicated in the sales load schedule provided below. The applicable volume discount available to investors is determined by aggregating all Class A share purchases of the Fund. Volume discounts are also available to investors making sufficient additional purchases of Class A shares. The applicable sales charge may be determined by adding to the total current value of Class A shares already owned in the Fund the value of new purchases computed at the offering price on the day the additional purchase is made. For example, if an investor

                                     -12-
336637.5
previously purchased, and still holds, Class A shares worth $______ at the current offering price and purchases an additional $5,000 worth of Class A shares, the sales charge applicable to the new purchase would be that applicable to the $_______ to $_______ bracket in the sales load schedule provided below.


                                                                               Dealer Discount as a
                               Sales           Sales Charge as a % of                   %
     Amount of Purchase        Charge           Net Amount Invested            of Offering Price


                                3.00%                  ___%                           ___%




Letter of Intent. Any investor in Class A may sign a Letter of Intent, available from the Fund, stating an intention to make purchases of Class A shares totaling a specified amount on an aggregate basis within a period of thirteen months. Purchases within the thirteen-month period can be made at the reduced sales load applicable to the total amount of the intended purchase noted in the Letter of Intent. If a larger purchase is actually made during the period, then a downward adjustment will be made to the sales charge based on the actual purchase size. Any shares purchased within 90 days preceding the actual signing of the Letter of Intent are eligible for the reduced sales charge and the appropriate price adjustment will be made on those share purchases. A number of shares equal to % of the dollar amount of intended purchases specified in the Letter of Intent is held in escrow by the Distributor until the purchases are completed. Dividends and distributions on the escrowed Class A shares are paid to the investor. If the intended purchases are not completed during the Letter of Intent period, the investor is required to pay the Fund an amount equal to the difference between the regular sales load applicable to a single purchase of the number of Class A shares actually purchased and the sales load actually paid. If such payment is not made within 20 days after written request by the Fund, then the Fund has the right to redeem a sufficient number of escrowed Class A shares to effect payment of the amount due. Any remaining escrowed Class A shares are released to the investor's account. Agreeing to a Letter of Intent does not obligate you to buy, or the Fund to sell, the indicated amount of Class A shares. You should read the Letter of Intent carefully before signing.

Purchased At Net Value. There is no initial sales charge for "Qualified Persons". Qualified Persons is defined to include persons who are active or retired Trustees, Directors, officers, partners, employees, shareholders or registered representatives (including their spouses and children) of the Investment Adviser, Distributor or any affiliates or subsidiaries thereof (the Directors, officers or employees of which shall also include their parents and siblings for all purchases of Fund shares) or any Director, officer, partner, employee or registered representative (including their spouses and children) of any Broker-Dealer who has executed a valid and currently active selling agreement with the Distributor.


                             REDEMPTION OF SHARES

Shares of the Fund may be redeemed by mail, or, if authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

By Mail. The Fund will redeem its shares at the net asset value next determined after the request is received in "good order". The net asset value per share of the Fund is determined as of 4:15 p.m., New York time, on each

                                     -13-
336637.5
day that the New York Stock Exchange, Inc. (the "NYSE"), the Fund and the Distributor are open for business. Requests should be addressed to Amerindo Technology Fund, 237 Park Avenue, New York, New York 10017.

Requests in "good order" must include the following documentation:

         (a) a letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

         (b) any required signature guarantees (see "Signature Guarantees" below); and

         (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Signature Guarantees. To protect shareholder accounts, the Fund and its transfer agent from fraud, signature guarantees are required to enable the Fund's Distributor to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests.
Shareholders may contact the Fund at 1-800- - for further details.

By Telephone. Provided the Telephone Redemption Option has been authorized, a redemption of shares may be requested by calling the Fund at 1-800- - and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option is authorized, the Fund and its transfer agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Fund or its transfer agent to be genuine. The transfer agent's records of such instructions are binding and shareholders, and not the Fund or its transfer agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its transfer agent to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Fund in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Further Redemption Information. Redemption proceeds for shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen business days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Fund may suspend the right of redemption or postpone the date at times when the NYSE or the bond market is closed or under any emergency circumstances as determined by the United States Securities and Exchange Commission (the "SEC").

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by a Fund in lieu of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

Redemption Fee. The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment in the common stocks of companies in the technology, technology-related and science industries. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt the Fund's investment program. Short-term traders often

                                     -14-
336637.5
redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up the Fund's transaction costs -- measured by both commissions and bid/ask spreads -- which are borne by the remaining long-term investors. For these reasons, the Fund assesses a 1.00% fee on the redemption of shares held for less than three years. Redemption fees will be paid to the Fund to help offset transaction costs. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans). This fee does not apply to shares held in IRA accounts and to shares purchased through automatic investment plans.

The Fund will use the first-in, first-out (FIFO) method to determine the three-year holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than three years, the redemption fee will be assessed. In determining "three years" the Fund will use the anniversary date of a transaction. Thus, shares purchased on April 5, 1995, for example, will be subject to the fee if they are redeemed on or prior to April 4, 1998. If they are redeemed on or after April 5, 1998, the shares will not be subject to the redemption fee.


                          DIVIDENDS AND DISTRIBUTIONS

At least 90% of the Fund's net investment income, will be declared as dividends and paid annually. If an investor's shares are redeemed prior to the date on which dividends are normally declared and paid, accrued but unpaid dividends will be paid with the redemption proceeds. Substantially all the realized net capital gains for the Fund, if any, are declared and paid on an annual basis. Dividends are payable to investors of record at the time of declaration.

The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. Shares of the Fund earn dividends on the business day their purchase is effective but not on the business day their redemption is effective. See "Purchase of Shares" and "Redemption of Shares."

Choosing A Distribution Option. Distribution of dividends from the Fund may be made in accordance with several options. A shareholder may select one of three distribution options:

1. Automatic Reinvestment Option. Both dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund unless the investor has elected one of the other two options.

2. Cash Dividend Option. Dividends will be paid in cash, and capital gains, if any, will be reinvested in additional shares.

3. All Cash Option. Both dividend and capital gains distributions will be paid in cash.


                                NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets the amount of its liabilities and dividing the remainder by the number of its outstanding shares. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for the security; the value is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Assets for which market quotations are not readily available are valued in accordance with procedures established by the Fund's Board of Directors, including use of an

                                     -15-
336637.5
independent pricing service or services which use prices based on yields or prices of comparable securities, indications as to values from dealers and general market conditions.

The Fund computes its net asset value once daily on Monday through Friday, at 4:15 p.m. New York time, except on the holidays listed under "Net Asset Value" in the Statement of Additional Information.


                         DISTRIBUTION AND SERVICE PLAN

The Fund, on behalf of each Class, has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Act (the "Rule"). The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that each of Class A and Class D will compensate the Distributor for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own Class A or Class D shares of the Fund for providing servicing to their clients ("shareholder servicing"), which in the aggregate are subject to a maximum service fee of 0.25% per annum of each Class' average daily net assets. The Plan also provides that with respect to Class C only, the Distributor is paid a fee equal to 0.25% of the Class C share's average daily net assets, on an annual basis, to enable it to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund and a service fee equal to 0.25% per annum of Class C's average daily net assets to compensate it and other parties for providing shareholder servicing.

Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things; answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by the Fund) monthly and year-end statements and confirmations of purchases and redemptions, as required by Rule 10b-10 under the Securities Exchange Act of 1934; transmit, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to shareholders; receive, tabulate and transmit to the Fund, proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request.

The Plan provides that the Adviser and the Distributor may make payments from time to time from their own resources which may include the advisory fee and past profits for the following purposes: (i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or Adviser has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of each Class; (ii) to compensate certain financial intermediaries for providing assistance in distributing each Class' shares; (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors; and
(iv) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor or the Adviser, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers they have contracted with, provided that such payments made pursuant to the Plan will not increase the amount which the Fund is required to pay to the Distributor or the Adviser for any fiscal year under the shareholder servicing agreements or otherwise. Any servicing fees paid to the Adviser

                                     -16-
336637.5
or the Distributor also may be used for purposes of (i) above and any asset based sales charges paid to the Distributor also may be used for purposes of
(ii), (iii) or (iv) above.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Distributor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Distributor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Fund, on behalf of each Class, the Distributor or the Adviser, and the shareholder servicing agents, broker-dealers, or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


                            PERFORMANCE INFORMATION

The Fund, on behalf of each Class, may from time to time include yield, effective yield and total return information in advertisements or reports to investors or prospective investors. The "yield" refers to income generated by an investment in a particular Class of the Fund over a thirty-day period. This income is then "annualized." That is, the amount of income generated by the investment during that month is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Class of the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "total return" of a particular Class of the Fund is required to be included in any advertisement containing the yield of such Class. Total return is the average annual total return for the period which began at the inception of a particular Class and ended on the date of the most recent balance sheet, and is computed by finding the average annual compound rates of return over the period that would equate the initial amount invested to the ending redeemable value. For a description of the methods used to calculate total return, see the Statement of Additional Information. Yield, effective yield and total return may fluctuate daily and do not provide a basis for determining future yields, effective yields or total returns. For Class A shares, the annual total rate of return and yield figures will assume payment of the maximum initial sales load at the time of purchase. One-, five- and ten-year periods will be shown, unless the Class has been in existence for a shorter period.


                                     -17-
336637.5

The yields and the net asset values of the Classes of shares of the Fund will vary based on the current market value of the securities held by the Fund and changes in the Class or the Fund's expenses. The Adviser, the Administrator or the Distributor may voluntarily waive a portion of their fees on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of a Class of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the Classes of shares of the Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different Classes of shares).

The Fund's Annual Report to Shareholders will contain information regarding the Fund's performance and will be provided, without charge, upon request.


                          DESCRIPTION OF COMMON STOCK

The Fund was incorporated in Maryland on February 6, 1996. The authorized capital stock of the Fund consists of one billion shares of stock having a par value of [one-tenth of one cent ($.001)] per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. The Board currently has authorized the division of the unissued shares into three Classes. Shares of each Class will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected Class. Each share of any Class of shares when issued has equal dividend, distribution, liquidation and voting rights for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is an investor of record, the Fund does not issue certificates evidencing Fund shares.


                                     TAXES

The Fund intends to elect to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income taxes on the investment company taxable income and long-term capital gains that it distributes to its investors, provided that at least 90% of its investment company taxable income for the taxable year is distributed. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income. If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to it at corporate rates and no distribution will be deductible.

The Fund has adopted a policy of declaring dividends annually, in an amount based on its net investment income. Dividends paid from taxable income and distributions of any realized short-term capital gains are taxable to investors as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares of the Fund. Distributions of net realized capital gains after utilization of capital loss carryforwards, if any, are made annually to meet applicable distribution and excise tax requirements. If shares that are redeemed have been held by the investor for more than one year, the investor will generally realize a long-term capital gain or loss upon a

                                     -18-
336637.5
redemption. An investor who acquires shares shortly before the Fund pays a dividend will be required to include the dividend in income even though the dividend represents, in effect, a return of capital.

The Fund is required, subject to certain exemptions, to withhold at a rate of 31% from dividends paid or credited to investors in addition to the proceeds from the redemption of Fund shares, if a correct taxpayer identification number, certified when required, is not on file with the Fund. Corporate investors are not subject to this requirement.

The Code imposes a nondeductible 4% excise tax on the Fund unless it meets certain requirements with respect to distributions of net ordinary income and capital gain net income. It is anticipated that this provision will not have any material impact on the Fund.

Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that it will qualify to elect to pass through to its investors the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments.

For federal income tax purposes, distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss), if any, are taxable as net capital gains regardless of the length of time investors have owned their shares. A preferential tax rate for net capital gains is currently applicable for individual shareholders. Generally, on the sale or exchange of obligations held for more than one year, gain realized by the Fund will be long-term capital gain. Such capital gain, if any, will be distributed as capital gain dividends. Capital gain dividends, designated as such in a written notice to investors mailed not later than 60 days after the Fund taxable year closes, will be taxed as long-term capital gain. However, if an investor receives a capital gain dividend and sells shares after holding them for six months or less (not including periods during which the investor holds an offsetting position), then any loss realized on the sale will be treated as long-term capital loss to the extent of such capital gain dividend.

The federal, state and local income tax rules that apply to the Fund and its investors have changed extensively in recent years, and investors should recognize that additional changes may be made in the future, some of which could have an adverse effect on the Fund and its investors for federal and/or state and local income tax purposes. Investors in the Fund should consult their tax advisors about the federal, state and local tax consequences of an investment in the Fund in light of their own individual circumstances.


                           CUSTODIAN, TRANSFER AGENT
                              AND DIVIDEND AGENT

_____________________ serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Furman Selz LLC, the Fund's Administrator and Distributor, also acts as the Fund's transfer and dividend agent. The Fund pays the Administrator $__ per year per account, plus out-of-pocket expenses, for such services.


                       COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022. [________________________________________], independent certified public accountants, have been selected as auditors for the Fund.

                                     -19-
336637.5

                               TABLE OF CONTENTS


                                                                      PAGE

EXPENSE SUMMARY.......................................................  3

INVESTMENT OBJECTIVE AND POLICIES.....................................  4

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS....................  5

INVESTMENT RESTRICTIONS...............................................  8

MANAGEMENT OF THE FUND................................................  8

PURCHASE OF SHARES.................................................... 11

REDUCTION OR ELIMINATION OF SALES LOADS............................... 12

REDEMPTION OF SHARES.................................................. 13

DIVIDENDS AND DISTRIBUTIONS........................................... 15

NET ASSET VALUE....................................................... 15

DISTRIBUTION AND SERVICE PLAN......................................... 16

PERFORMANCE INFORMATION............................................... 17

DESCRIPTION OF COMMON STOCK........................................... 18

TAXES    ............................................................. 18

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT.......................... 19

COUNSEL AND INDEPENDENT AUDITORS...................................... 19


                                      -i-
336637.5

                           AMERINDO TECHNOLOGY FUND

_______________________________________________________________________________


                      STATEMENT OF ADDITIONAL INFORMATION

                                                      [       ,] 1996

_______________________________________________________________________________


         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated [ ], 1996 (the "Prospectus"). This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing to the Fund's distributor, Furman Selz LLC, 237 Park Avenue, New York, New York 10017. This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.


338027.2

                                   THE FUND


         Amerindo Technology Fund (the "Fund"), a non-diversified, open-end, management investment company, is a series of Amerindo Funds Inc. which was incorporated under Maryland law on February 6, 1996. The Fund offers three Classes of shares to investors--Class A, Class C and Class D (collectively "Classes", or each individually, a "Class"). This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in seeking long-term capital appreciation. The Fund should not be used as a trading vehicle. Amerindo Investment Advisors Inc. (the "Adviser"), manages the investments of the Fund from day-to-day in accordance with the Fund's investment objective and policies.


                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         A detailed description of the types and quality of the securities in which the Fund may invest is given in the Prospectus and is incorporated herein by reference. The investment objective is fundamental and may be changed only with the approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved.

         The Fund's investment objective is to seek long-term capital appreciation by investing at least 65% of its assets (although the Fund intends, as a non-fundamental policy, to invest at least 80% of its assets) in the common stocks of companies with business operations in the technology, technology-related and science industries. Current income is incidental to the Fund's investment objective. The investment objective is fundamental to the Fund and may not be changed without shareholder approval. There can be no assurance that the Fund's investment objective will be achieved.

         This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital appreciation. Investors should consider their investment goals, their time horizon for achieving them, and their tolerance for risks before investing in the Fund. If you seek an aggressive approach to capital growth and can accept the above average level of price fluctuations that this Fund is expected to experience, this Fund could be an appropriate part of your overall investment strategy. The Fund should not be used as a trading vehicle.


        DESCRIPTION OF THE FUND'S INVESTMENT SECURITIES AND DERIVATIVES

The Technology and Science Industries

         The Adviser believes that because of rapid advances in science and technology, an investment in companies with business operations in these industries will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, hospital supply and medical devices, biotechnology, and environmental services. The Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.

         The technology and science industries have exhibited and continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The expansion of technology and technology-related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. The Adviser's overall stock selection for the Fund is not based on the

                                      -2-
338027.2
capitalization or size of the company but rather on an assessment of the company's fundamental prospects. The Adviser anticipates that a majority of the Fund's holdings will be invested in the stocks of companies which are purchased during their initial public offerings.

         Companies in the rapidly changing fields of science and technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund's shares may be susceptible to factors affecting the technology, technology-related and science industries and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology, technology-related and science industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these industries. Additionally, companies in these industries may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

Foreign Securities

         The Fund may invest in certain foreign securities. Investment in obligations of foreign issuers and in direct obligations of foreign nations involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets have substantially less volume than domestic securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.


U.S. Government Obligations

         U.S. Government obligations are obligations which are backed by the full faith and credit of the United States, by the credit of the issuing or guaranteeing agency or by the agency's right to borrow from the U.S. Treasury. They include (i) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one year or ten years), U.S. Treasury bonds (generally maturities of more than ten years); and (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the United States (such as securities issued by the Government National Mortgage Association, the Federal Housing Administration, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration, and certain securities issued by the Farmers' Home Administration and the Small Business Administration, most of which are explained below under the section entitled "Mortgage-Backed Securities"). The maturities of U.S. Government obligations usually range from three months to thirty years.

Repurchase Agreements

         When the Fund purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to

                                      -3-
338027.2
the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for securities in which it invests and will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


Hedging Transactions

         The Fund may, but does not currently intend to, enter into hedging transactions. Hedging is a means of transferring risk which an investor does not desire to assume during an uncertain market environment. The Fund is permitted to enter into the transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate to reduction of risk; they cannot be for speculation. In particular, the Fund may write covered call options on securities or stock indices. By writing call options, the Fund limits its profit to the amount of the premium received. By writing a covered call option, the Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. The Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of the Fund's net assets.

         To the extent the Fund uses hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Fund may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Fund, the Adviser will attempt to create a very closely correlated hedge.

Options Transactions

         The Fund may, but does not currently intend to, enter into options transactions. The Fund may purchase call and put options on securities and on stock indices in an attempt to hedge its portfolio and to increase its total return. Call options may be purchased when it is believed that the market price of the underlying security or index will increase above the exercise price. Put options may be purchased when the market price of the underlying security or index is expected to decrease below the exercise price. The Fund may also purchase all options to provide a hedge against an increase in the price of a security sold short by it. When the Fund purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were purchased directly.

                                      -4-
338027.2

         In addition, the Fund may write covered call options on securities or stock indices. By writing options, the Fund limits its profits to the amount of the premium received. By writing a call option the Fund assumes the risk that it may be required to deliver the security at a market value higher than its market value at the time the option was written plus the difference between the original purchase price of the stock and the strike price. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

Lending of Securities

         The Fund may, but does not currently intend to, lend its portfolio securities to qualified institutions as determined by the Adviser. By lending its portfolio securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund in such transaction. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of its total assets (including such loans). All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Fund's Board of Directors. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Fund's Board of Directors.


                            INVESTMENT RESTRICTIONS

         The Fund has adopted the following fundamental investment restrictions which may not be changed unless approved by a majority of the Fund's outstanding shares. The Fund may not:

         (1) Make portfolio investments other than as described under "Investment Objective, Policies and Restrictions" or any other form of investment, where applicable, which meets the Fund's investment criteria, as determined by the Adviser and the Board of Directors, and which is consistent with the Fund's objective and policies.

         (2) Borrow Money. This restriction shall not apply to borrowing from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

         (3) Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes.

         (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Objective, Policies and Risks."

         (5) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

         (6) Invest more than an aggregate of 15% of its net assets in repurchase agreements maturing in more than seven days, variable rate demand instruments exercisable in more than seven days or securities that are not readily marketable, except as described in the Fund's Prospectus.

         (7) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Government obligations secured by real estate or interests in real estate.

         (8) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Objective, Policies and Risks."


                                      -5-
338027.2

         (9) Invest more than 25% of its assets in the securities of "issuers" in any single industry other than the technology, technology-related and science industries, and provided also that, (i) there shall be no limitation on the Fund to purchase obligations issued or guaranteed by the United States government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial revenue bond, if that bond is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. If, however, in either case, the creating government guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government.

         (10) Invest in securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit investment trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) as permitted by
Section 12(d) of the Act.

         (11) Issue senior securities except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.

Percentage Restrictions

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.


                            MANAGEMENT OF THE FUND

         The directors and officers of the Fund and their principal occupations during the past five years are set forth below. Their titles may have varied during this period. Asterisks indicate that those directors are "interested persons" (as defined in the Investment Company Act of 1940) of the Fund. Unless otherwise indicated, the address of each director and officer is 399 Park Avenue, New York, New York 10022.

Officers and Directors of the Fund



*

                                  Biographies


--------
*    "Interested person" of the Fund, as defined in the Investment Company Act.

                                      -6-
338027.2

                              COMPENSATION TABLE
             (Estimated for the fiscal year ended March 31, 1997)


                                            Pension or                                  Total Compensation
                      Aggregate             Retirement Benefits     Estimated Annual    from Fund and
Name of Person        Compensation from     Accrued as Part of      Benefits upon       Fund Complex
Position              Fund                  Fund Expenses           Retirement          Paid to Directors

Director


Director


Director


Director


Director



         Each Director who is not an interested person of the Fund receives a base annual fee of $ , which is paid by the Fund.

Investment Adviser

         Amerindo Investment Advisors Inc., a registered investment adviser, is a California corporation, with offices located at One Embarcadero, Suite 2300, San Francisco, California 94111 and 399 Park Avenue, New York, New York 10022. The Adviser has been employed by the Board of Directors to serve as the investment adviser of the Fund pursuant to an Investment Advisory Agreement entered into by the Fund. Currently, the Adviser's only investment company client is the Fund. The Adviser supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Directors, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

         The Adviser provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Adviser or its affiliates.

         The Adviser also may provide the Fund with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, the Administrator will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Adviser, of its affiliates or of other organizations. The Advisory Agreement was approved on ____________, 1996 by the Board of Directors, including a majority of the directors who are not interested persons (as defined in the Investment Company Act of 1940) of the Fund or the Adviser.

         The Advisory Agreement has a term which extends to __________, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each ___________, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by the Board of Directors, and in either case by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

         The Advisory Agreement is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of the outstanding voting shares of the Fund or by a vote of a majority of the Fund's Board of Directors, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence

                                      -7-
338027.2
on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

Adviser's Fees

         Pursuant to the terms of the Advisory Agreement, the Fund, on behalf of each Class, will pay a monthly advisory fee equal to 1.50% of the Fund's average daily net asset per annum. This fee is higher than the fee paid by most other mutual funds; however, the Board of Directors believes that this fee is reasonable in light of the advisory services performed by the Adviser for the Fund. Any portion of the advisory fees received by the Adviser may be used by the Adviser to provide investor and administrative services and for distribution of Fund shares. The Adviser may voluntarily waive a portion of its fee or assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors. See "Expense Limitation" below.

Expense Limitation

         The Adviser has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. From time to time, the Adviser may voluntarily assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio and of increasing yield to investors. Subject to the obligations of the Adviser to reimburse the Fund for its excess expenses as described above, the Fund has, under the Advisory Agreement, confirmed its obligation for payment of all other expenses, including without limitation: fees payable to the Adviser, Administrator, Custodian, Transfer Agent and Dividend Agent; brokerage and commission expenses; federal, state or local taxes, including issuance and transfer taxes incurred by or levied on it; commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; interest charges on borrowings; telecommunications expenses; recurring and non-recurring legal and accounting expenses; costs of organizing and maintaining the Fund's existence as a corporation; compensation, including directors' fees, of any directors, officers or employees who are not also officers of the Adviser or its affiliates and costs of other personnel providing administrative and clerical services; costs of stockholders' services and costs of stockholders' reports, proxy solicitations, and corporate meetings; fees and expenses of registering its shares under the appropriate Federal securities laws and of qualifying its shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or amendments to, those registrations and qualifications; and expenses of preparing, printing and delivering the Prospectus to existing shareholders and of printing shareholder application forms for shareholder accounts.

         The Fund may from time-to-time hire its own employees or contract to have management services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above.

Administrator

         The Administrator for the Fund is Furman Selz LLC (the
"Administrator"), which has its principal office at 237 Park Avenue, New York, New York 10017, and is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges.

         The Administrator serves as a investment adviser to numerous individual and institutional accounts. The Administrator also serves as administrator and distributor of other mutual funds. The Fund may invest in these mutual funds or in any other mutual fund which may in the future be affiliated with the Administrator or any of its affiliates.

         Pursuant to an Administrative Services Agreement with the Fund, the Administrator provides all administrative services necessary for the Fund, other than those provided by the Adviser, subject to the supervision of the Fund's Board of Directors. The Administrator will provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.


                                      -8-
338027.2

         The Administrative Services Agreement is terminable by the Board of Directors of the Fund or the Administrator on sixty days' written notice and terminates automatically in the event of its "assignment" as defined by the 1940 Act. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Fund's Board of Directors for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

         Under the Administrative Services Agreement, the Administrator provides all administrative services, including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Adviser; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund's tax returns, and preparing reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

         The Administrator also provides the Fund with all accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) calculation of yield and total return for the Fund.

Administrator's Fees

         For the services rendered to the Fund by the Administrator, the Fund pays the Administrator an annual fee paid monthly equal to [ ]% of the Fund's aggregate average daily net assets.

         In return for providing the Fund with all accounting related services, the Fund pays the Administrator [$ ] per year plus out-of-pocket expenses for such services.

Custodian, Transfer Agent and Dividend Agent

         [ ] serves as custodian for the Fund's cash and securities. Pursuant to a Custodian Agreement with the Fund, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Furman Selz LLC, the Fund's Administrator, also acts as the Fund's transfer and dividend agent.


                       SUBJECT TO REVIEW BY BF TAX DEPT

                                     TAXES

         The Fund will elect to qualify under the Internal Revenue Code of 1986, as amended ("the Code"), as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income taxes on its investment company taxable income and the long-term capital gains that it distributes to its shareholders, provided that at least 90% of its investment company taxable income and at least 90% of its tax-exempt net interest income for the taxable year is distributed, and numerous other requirements concerning regulated investment companies are satisfied. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment

                                      -9-
338027.2
company taxable income and tax exempt net interest income. The Fund will be treated as a separate corporation and generally will have to comply with the qualifications and other requirements applicable to regulated investment companies. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income would be taxable at corporate rates and no distributions would qualify as tax exempt.

         The Fund has adopted a policy of declaring dividends annually in an amount based on its net investment income. The amount of each dividend may differ from actual net investment income calculated in accordance with federal income tax principles. Dividends paid from taxable income, if any, and distributions of any realized short term capital gains (whether from tax exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Distributions of net realized capital gains after utilization of capital loss carryforwards, if any, are made annually to meet applicable distribution and excise tax requirements. Distributions paid by the Fund may result in a liability (or increased liability) under the alternative minimum tax.

         The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business. However, Maryland taxes regulated investment companies in a manner that is generally similar to the federal income tax rules described herein.

         Distributions may be subject to state and local income taxes. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from their treatment under the federal income tax laws. Some states exempt from state personal income tax distributions received from the Fund only to the extent such distributions are derived from interest on obligations issued by such state or its municipalities or political subdivisions. Shareholders should consult with their own tax advisors with respect to any state or local taxes. In addition, shareholders should review with their tax advisors the state and local income tax consequences of the Fund's investing in certain instruments issued by agencies and instrumentalities of the U.S. Government, and in repurchase and reverse repurchase agreements, and of the Fund's engaging in securities loans.

         If the Fund acquires debt instruments that were originally issued at a discount, e.g., zero coupon bonds, it will be required to include annually in gross income or, in the case of tax-exempt instruments issued at a discount, in tax-exempt income, a portion of the "original issue discount" that accrues over the term of the obligation regardless of whether the income is received by the Fund, and to make distributions accordingly. To insure that the Fund has sufficient cash to meet this distribution requirement, the Fund may borrow funds on a short-term basis or sell certain investments. Since a substantial percentage of the Fund's dividends are expected to be reinvested and dividends that are declared and automatically reinvested satisfy the distribution requirement, the Fund expects to satisfy the distribution requirement even if it owns obligations with original issue discount. Shareholders will realize taxable income on the automatic reinvestment of dividends that are attributable to original issue discount on taxable obligations.

         The Code imposes a nondeductible 4% excise tax on the Fund unless it meets certain requirements with respect to distributions of ordinary income and capital gain net income. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, plus at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending October 31 during such year, which shall be reduced (but not below net capital gain) by the amount of the Fund's net ordinary loss for the year. It is anticipated that this provision will not have any material impact on the Fund.

         Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that it will qualify to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments.

         For federal income tax purposes, distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss), if any, are taxable as net capital gains regardless of the length of time shareholders have owned their shares. Although the Tax Reform Act of 1986 eliminated the preferential treatment previously available for net capital gains, the preferential treatment for net capital gains was restored, to some extent, by the Revenue Reconciliation Act of 1990, which, in limited circumstances, places a 28% ceiling on the marginal rate applicable to net capital gains realized by individuals. Distributions attributable to short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income for federal income tax purposes. Generally, on the sale or exchange of obligations held for more than one year, gain realized by the Fund that is not attributable to original issue discount or certain market discount will be long-term capital gain. Such capital gain, if any, will be distributed as

                                     -10-
338027.2
capital gain dividends. Gain on the disposition of a tax-exempt bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Capital gain dividends, designated as such in a written notice to investors mailed not later than 60 days after the Fund's taxable year closes, will be taxed as long-term capital gain. However, if an investor receives a capital gain dividend and sells shares after holding them for six months or less (not including periods during which the shareholder holds an offsetting position), then any loss realized on the sale will be treated as long-term capital loss to the extent of such capital gain dividend. If any net capital gains are retained by the Fund for reinvestment, requiring federal income taxes thereon to be paid by it, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Fund shares by 65% of their share of the undistributed gain. Distributions of net capital gains are not eligible for the dividends received deduction.

         All taxable dividends from investment company taxable income are taxable as ordinary income. It is not expected that any income distributions from the Fund will qualify for the dividends received deduction for corporations.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the value of a share on the reinvestment date.

         Redemptions of shares may result in tax consequences (gain or loss) to shareholders and are also subject to reporting requirements.

         The Tax Reform Act of 1986 contained a provision limiting miscellaneous itemized deductions for individuals and certain other shareholders, such as estates and trusts, to the extent such miscellaneous itemized deductions do not exceed 2% of adjusted gross income for a taxable year. However, the Revenue Reconciliation Act of 1989 provided an exemption from the limitation for publicly-offered regulated investment companies.

         Interest incurred or continued to purchase shares of the Fund is generally treated as investment interest, and in the case of non-corporate taxpayers is deductible only to the extent of net investment income. Under rules used by the Internal Revenue Service to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         Under the federal income tax law, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which include most corporations. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and their required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate shareholders should provide the Fund with their taxpayer identification numbers and should certify their exempt status in order to avoid possible erroneous application of backup withholding.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of Fund shares, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by such person, where such amounts are treated as income from U.S. sources under the Code.

         The federal, state and local income tax rules that apply to the Fund and its shareholders have changed extensively in recent years, and investors should recognize that additional changes may be made in the future, some of which could have an adverse affect on the Fund and its investors for federal and/or state and local tax purposes.

                                     -11-
338027.2

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this statement of additional information in light of their particular federal and state tax situations.


                            PURCHASE AND REDEMPTION

         Furman Selz LLC serves as the exclusive distributor of the Fund's shares pursuant to its Distribution Agreement with the Fund (the "Distributor"). Investors may open accounts in the Fund only through the exclusive Distributor for the Fund. Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of Fund shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

         Shares of the Fund may be purchased at the net asset value per share next determined after receipt of an order by the Fund's Distributor or transfer agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. Class A shares are sold subject to an initial sales load of up to 3.00%. Class C and Class D shares are sold without an initial sales load. The minimum initial investment for the Classes is as follows: $5,000 for Class A, $50,000 for Class C and $500,000 for Class
D. The minimum subsequent investment is $500 for Class A, $5,000 for Class C and $50,000 for Class D.

         Shares of the Fund may be redeemed by a shareholder at any time at the net asset value per share next determined after the redemption request is received by the Fund's Distributor or transfer agent in proper order. Shareholders in each Class may be subject to a 1.00% fee on the redemption of shares held for less than three years. These redemption fees are assessed against net assets and will be retained by the Fund.

         The material relating to the purchase, redemption and exchange of Fund shares in the Prospectus is incorporated herein by reference and investors should refer to the Prospectus for information relating to these areas.


                          DIVIDENDS AND DISTRIBUTIONS

         Net investment income is declared as dividends and paid annually; if an investor's shares are redeemed prior to the payment of a dividend, accrued but unpaid dividends are paid with the redemption proceeds. Substantially all the realized net capital gains for the Fund, if any, are declared and paid on an annual basis. Dividends are payable to shareholders of record at the time of declaration.

         Dividends of the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

         The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.


                                NET ASSET VALUE

         Net asset value per share is determined by subtracting from the value of the Fund's total assets the amount of its liabilities and dividing the remainder by the number of its outstanding shares. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for the security; the value is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Assets for which market quotations are not readily available are valued in accordance with procedures established by the Fund's Board of Directors, including use of an independent pricing service or services which use prices based on yields or prices of comparable Government obligations, indications as to values from dealers and general market conditions.

         The Fund computes its net asset value once daily on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed herein. The Fund does not determine net asset value per share

                                     -12-
338027.2
on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         The Fund computes net asset value at 4:15 p.m. New York Time. The days on which a Fund's net asset value is determined are its business days.


                             COMPUTATION OF YIELD

         The Fund computes yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD =          2[( a-b  + 1)6 - 1]
                                          -----
                                           cd

Where:      a =   dividends and interest earned during the period.

            b =   expenses accrued for the period (net of reimbursements).

            c = the average daily number of shares outstanding during the period that were entitled to dividends.

            d = the maximum offering price per share on the last day of the period.

         Actual future yields will depend on the type, quality, and maturities of the investments held by the Fund, changes in interest rates on investments, and the Fund's expenses during the period.

Computation of Total Return

         The total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 P(1+T)n = ERV

Where:

            P =   a hypothetical initial investment of $1000

            T =   average annual total return

            n =   number of years

          ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractions thereof).

Because the Fund has not had a registration in effect for 1, 5 or 10 years, the period during which the registration has been effective shall be substituted.

         Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.


                                     -13-
338027.2

         From time to time evaluations of performance of the Fund made by independent sources may be used in advertisements. These sources may include Lipper Analytical Services, Wiesenberger Investment Company Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal.


                          DESCRIPTION OF COMMON STOCK

         The Fund was incorporated in Maryland on February 6, 1996. The authorized capital stock of the Fund consists of one billion shares of stock having a par value of one-tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate Classes and series of stock, each series representing a separate, additional investment portfolio. The Board currently has authorized the division of the unissued shares into three classes. Shares of each Class will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected Class. Each share of any Class of shares when issued has equal dividend, distribution, liquidation and voting rights within the Class for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor.

         The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a investor of record, the Fund does not issue certificates evidencing Fund shares.

         As a general matter, the Fund will not hold annual or other meetings of the Funds' shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of revisions to the Fund's investment advisory agreement, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Investment Company Act of 1940 (the "Act") including the removal of Fund directors and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

         Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter, i.e., by a majority of the Fund's outstanding shares. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of the Rule.


                  SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

         The Fund, on behalf of each Class, has adopted a distribution and service plan, pursuant to Rule 12b-1 under the Act (the "Rule"). The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that each of Class A and Class D will compensate the Distributor for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own Class A or Class D shares of the Fund for providing servicing to their clients

                                     -14-
338027.2

("shareholder servicing"), which in the aggregate are subject to a maximum of 0.25% per annum of each Class' average daily net assets. The Plan also provides that, with respect to Class C only, the Distributor is paid a fee equal to 0.25% of the Class C shares' average daily net assets on an annual basis to permit it to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund, and a service fee equal to .25% per annum of Class C's average daily net assets to compensate it and other parties for providing shareholder servicing.

         Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each Class may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish monthly and year-end statements and confirmations of purchases and redemptions, as required by Rule 10b-10 under the Securities Exchange Act of 1934; transmit to shareholders, on behalf of each Class, proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit to each Class proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request.

         The Plan, the shareholder servicing agreements and the Distribution Agreement each provide that the Adviser and the Distributor may make payments from time to time from their own resources which may include the advisory fee and the asset based sales charges and past profits for the following purposes:
(i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or Adviser has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of each Class; to compensate certain financial intermediaries for providing assistance in distributing each Class' shares;
(ii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors; and (iii) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. Further, it provides that the Adviser may use its service fee for the purposes enumerated in (i) above and any asset based sales charges paid to the Distributor also may be used for purposes of
(ii) or (iii) above. The Distributor or the Adviser, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers with whom they have contracted, provided that such payments made pursuant to the Plan will not increase the amount which a Class is required to pay to the Distributor or the Adviser for any fiscal year under the shareholder servicing agreements or otherwise.

         Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

         The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Distributor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund's position concerning shareholder servicing and administration payments to banks from the Distributor is made by a bank regulatory agency or court, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the names of the customers at no cost to each Class or its shareholders. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                                     -15-
338027.2

         In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Fund, on behalf of a Class, the Distributor or the Adviser, and the shareholder servicing agents, broker-dealers, or other organizations, must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


                       BROKERAGE AND PORTFOLIO TURNOVER

Brokerage

         The Adviser makes the Fund's portfolio decisions. In the over-the-counter market, where a majority of the portfolio securities are expected to be traded, orders are placed with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable. Regarding exchange-traded securities, the Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser, or portfolio transactions may be effected by the Adviser. Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

         The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Advisor's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker. The Adviser may consider the sale of shares of the Fund by brokers including the Distributor as a factor in its selection of brokers of Fund transactions.

         A majority of the portfolio securities that the Fund purchases or sells will be done as principal transactions. In addition, debt instruments are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are not brokerage commissions paid for any such purchases. Any transactions involving such securities for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund may purchase Government obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the

                                     -16-
338027.2
same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

Portfolio Turnover

         The Fund's average annual portfolio turnover rate, i.e., the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less) is expected to be high. Purchases and sales are made for the Fund whenever necessary in the Adviser's opinion, to meet the Fund's investment objective. In order to qualify as a regulated investment company, less than 30% of the Fund's gross income (including tax exempt income) must be derived from the sale or other disposition of stock, securities or certain investments held for less than three months. Although increased Fund turnover may increase the likelihood of additional capital gains for the Fund, the Fund expects to satisfy the 30% income test.


                       COUNSEL AND INDEPENDENT AUDITORS

         Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022. [ _________________________________________ ],
independent certified public accountants, have been selected as auditors for the Fund.



                                     -17-
338027.2

                               TABLE OF CONTENTS
                                                                        PAGE

THE FUND ...............................................................  2

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.........................  2

DESCRIPTION OF THE FUND'S INVESTMENT SECURITIES.........................  2
         The Technology and Science Industries..........................  2
         Foreign Securities.............................................  3
         U.S. Government Obligations....................................  3
         Repurchase Agreements..........................................  3
         Hedging Transactions...........................................  4
         Options Transactions...........................................  4
         Lending of Securities..........................................  5

INVESTMENT RESTRICTIONS.................................................  5
         Percentage Restrictions........................................  6

MANAGEMENT OF THE FUND..................................................  6
         Officers and Directors of the Fund.............................  6
         Investment Adviser.............................................  7
         Adviser's Fees.................................................  8
         Expense Limitation.............................................  8
         Administrator..................................................  8
         Administrator's Fees...........................................  9
         Custodian, Transfer Agent and Dividend Agent...................  9

TAXES    ...............................................................  9

PURCHASE AND REDEMPTION................................................. 12

DIVIDENDS AND DISTRIBUTIONS............................................. 12

NET ASSET VALUE......................................................... 12

COMPUTATION OF YIELD.................................................... 13
         Computation of Total Return.................................... 13

DESCRIPTION OF COMMON STOCK............................................. 14

SHAREHOLDER SERVICING AND DISTRIBUTION PLAN............................. 14

BROKERAGE AND PORTFOLIO TURNOVER........................................ 16
         Brokerage...................................................... 16
         Portfolio Turnover............................................. 17

COUNSEL AND INDEPENDENT AUDITORS........................................ 17


338027.2
                                      -i-

                          PART C - OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

*   (A)   FINANCIAL STATEMENTS
          Included in Prospectus:

          (1)   Expense Summary

          Included in Statement of Additional Information:

     *    (1)   Report of independent accountants dated ____________; and

     *    (2)   Statement of Assets and Liabilities dated __________


    (B)   EXHIBITS

          (1)   Articles of Incorporation of the Registrant.

          (2)   By-Laws of the Registrant.

          (3)   Not applicable.

          (4)   Not applicable.

     *    (5)   Investment Advisory Agreement.

     *    (6)   Distribution Agreement.

          (7)   Not applicable.

     *    (8)   Custody Agreement.

     *    (9)   Administrative Services Agreement.

     *    (10)  Consent of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their name under the heading "Counsel and Independent Auditors" in the Prospectus and Statement of Additional Information.

     *    (11)  Consent of Independent Accountants.

          (12)  Not Applicable.

          (13)  Not Applicable.

          (14)  Not Applicable.

     *    (15)  Distribution and Service Plan.

          (16)  Not applicable.

          (17)  Not Applicable.

     *    (18)  Multi-Class Plan pursuant to Rule 18f-3 under the 1940 Act.

     *    (19)  Power of Attorney.



-------------
*    To be filed by Amendment

                                      -4-
338469.1

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.


Item 26.  NUMBER OF HOLDERS OF SECURITIES.

                                           Number of Record Holders
          Title of Class                    as of February 7 1996


          Shares of Common Stock                      -0-


Item 27.  INDEMNIFICATION.

           (a) In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

                "NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

                (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

                [(b) In Section [ ] of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify and hold harmless any person who controls Furman Selz LLC, within the meaning of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.]


                                      -5-
338469.1

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The description of the Registrant's adviser, Amerindo Investment Advisors Inc., under the caption "Management of the Fund" in the Prospectus and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Furman Selz LLC located at 230 Park Avenue, New York, New York 10169 is the Registrant's Distributor.

          (b) The following are the directors and officers of Furman Selz LLC. The principal business address of each of these persons is 230 Park Avenue, New York, New York 10169:


                          Positions and Offices          Positions and Offices
Name                      With the Distributor               With Registrant

Edmund A. Hajim           Chairman of the Board & CEO             None
Roy L. Furman             President                               None
Bernard T. Selz           Chairman of the                         None
                           Executive Committee
Steven D. Blecher         Executive Vice President                None
                           and Secretary
Michael C. Petrycki       Executive Vice President                None
John Steinhardt           Executive Vice President                None
William Shutzer           Executive Vice President                None
Fred Fraenkel             Executive Vice President                None
Michael Weisberg          Executive Vice President                None
William P. Collins        Executive Vice President                None
Brian P. Friedman         Executive Vice President                None
Elizabeth Q. Solazzo      Executive Vice President and            None
                           Assistant Secretary
Robert J. Miller          Treasurer                               None
Thalia M. Cody            Assistant Secretary                     None


          (c) There are no affiliated persons of the Underwriter who are not affiliated with the Registrant.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of Registrant at Amerindo Funds Inc., 399 Park Avenue, New York, New York 10022, the Registrant's Adviser; Furman Selz LLC, 230 Park Avenue, New York, New York 10169, the Registrant's transfer and accounting agent; and [ ], the custodian.


Item 31.  MANAGEMENT SERVICES.

          Not Applicable.

Item 32.  UNDERTAKINGS.

          (a)  Not applicable.

          (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of its Securities Act Registration Statement.


                                      -6-
338469.1

          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the registrants latest annual report to shareholders, upon request and without charge.


                                 Exhibit Index


          (1)   Articles of Incorporation of the Registrant.

          (2)   By-Laws of the Registrant.

          (3)   Not applicable.

          (4)   Not applicable.

     *    (5)   Investment Advisory Agreement.

     *    (6)   Distribution Agreement.

          (7)   Not applicable.

     *    (8)   Custody Agreement.

     *    (9)   Administrative Services Agreement.

     *    (10)  Consent of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their name under the heading "Counsel and Independent Auditors" in the Prospectus and Statement of Additional Information.

     *    (11)  Consent of Independent Accountants.

          (12)  Not Applicable.

          (13)  Not Applicable.

          (14)  Not Applicable.

     *    (15)  Distribution and Service Plan.

          (16)  Not applicable.

          (17)  Not Applicable.

     *    (18)  Multi-Class Plan pursuant to Rule 18f-3 of the 1940 Act.

     *    (19)  Power of Attorney














-------------
*    To be filed by Amendment


                                      -7-
338469.1

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, the 7th day of February, 1996.

                              AMERINDO FUNDS INC.



                              By:/s/ Charles B. Young
                                 -----------------------------
                                 Charles B. Young, President


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on February 7, 1996.

     Signature                            Title                  Date

(1)  Principal Executive Officer:
                                                            February 7, 1996



     By:  /s/ Charles B. Young
         -------------------------
          Charles B. Young



(2)  Majority of Directors

     Charles B. Young                  Director             February 7, 1996


     By:  /s/Charles B. Young
         -------------------------


     Dana E. Smith                     Director             February 7, 1996


     By:  /s/Dana E. Smith
         -------------------------